Offerings	Sep. 24, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares of Carnival Corporation Ltd.
Fee Rate	0.01381%
Offering Note	In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, Carnival Corporation Ltd. hereby defers payment of the registration fee required in connection with this registration statement. An indeterminate aggregate initial offering price or number of debt securities, common shares, preference shares, warrants, purchase contracts and units of Carnival Corporation Ltd. (including an indeterminate number of common shares and preference shares as may from time to time be issued upon conversion or exchange of debt securities or preference shares, or upon the exercise of warrants or purchase contracts, as the case may be) and an indeterminate number of guarantees of Carnival UK Ltd. are being registered as may from time to time be issued at currently indeterminable prices. Securities registered hereunder may be sold separately or together with other securities registered hereunder. The proposed maximum initial offering prices per security will be determined, from time to time, by Carnival Corporation Ltd. Prices, when determined, may be in U.S. dollars or the equivalent thereof in one or more foreign currencies, foreign currency units or composite currencies. If any debt securities or preference shares are issued at an original issue discount, then the amount registered will include the principal or liquidation amount of such securities measured by the initial offering price thereof.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preference Shares of Carnival Corporation Ltd.
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Carnival Corporation Ltd. (the "Debt Securities")
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants of Carnival Corporation Ltd.
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts of Carnival Corporation Ltd.
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units of Carnival Corporation Ltd.
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Carnival UK Ltd. may guarantee the Debt Securities. No separate consideration will be received for the guarantees, if applicable.